CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 - CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017
	U.S. dollars in thousands
Cash in bank	5,499	11,741
Short-term bank deposits (1)	2,007	5
	7,506	11,746

(1)	The short-term bank deposit as of December 31, 2018 is in U.S. dollar and bear an annual interest rate of 2.17%.